Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
3.  Property and Equipment

Property and equipment consist of the following at:

	For the Year Ended December 31,
	2010	2009
Equipment and furniture	$39,526	$25,190
Leasehold improvements	22,638	20,335
Airport facilities equipment	18,626	13,250
Website development	87,756	11,815
	168,546	70,590
Less: accumulated depreciation and amortization	(38,587)	(12,859)
Property and equipment, net	$129,959	$57,731

Depreciation and amortization expense was $25,728 and $9,207 for the years ended December 31, 2010 and 2009, respectively .